Income tax (credit)/expense - Taxation in the consolidated statements of profit or loss represents (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax
Origination and reversal of temporary differences	$ (315,796)	$ (279,633)	$ 2,530,047
Tax (credit)/expense	(269,359)	(244,816)	2,568,522
Hong Kong
Current tax expense
Changes in estimates related to prior years	(23,323)	0	0
Deferred tax
Tax (credit)/expense			0
Overseas
Current tax expense
Changes in estimates related to prior years	$ 69,760	$ 34,817	$ 38,475